Real Estate Investments (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended				24 Months Ended
	Dec. 31, 2010	Sep. 30, 2013 property		Sep. 30, 2012 property	Sep. 30, 2013 property		Sep. 30, 2012 property	Dec. 31, 2012 property		Dec. 31, 2011 property		Dec. 31, 2012 property	Aug. 09, 2013
Business Acquisition, Purchase Price Allocation, Land Acquired in Period		$ 13,620,000		$ 62,171,000	$ 273,047,000	[1]	$ 146,439,000	$ 223,917,000		$ 25,624,000
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period		71,046,000		334,566,000	787,192,000	[1]	707,499,000	1,174,747,000		161,925,000
Business Acquisition, Purchase Price Allocation, Tangible Assets Acquired in Period		84,666,000		396,737,000	1,060,239,000	[1]	853,938,000	1,398,664,000		187,549,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities Assumed in Period		4,200,000		0	4,200,000	[1]	0
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net					18,000,000,000			1,589,110,000		209,326,000
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net		90,480,000		453,359,000	1,173,497,000	[1]	971,735,000	1,589,110,000	[2],[3]	209,326,000	[2]	(1,798,436,000)
OP units issued to acquire real estate investment	0	0		0	0	[1]	(6,352,000)	(6,352,000)		0
Payments to Acquire Real Estate	0	90,480,000		453,359,000	1,173,497,000	[1]	965,383,000	1,582,758,000		89,981,000
Number of Properties Acquired		38		207	528	[1]	377	524	[3]	129		653
Number of Real Estate Properties								654		131		654
Number Of Properties Contributed By Affiliate								63				63
Investment in direct financing leases, net		57,449,000			57,449,000			0				0
Costs of Real Estate Services and Land Sales	0	1,235,000		14,636,000	21,961,000		27,235,000	42,761,000		3,898,000
Merger and other transaction related	0	3,791,000		0	146,240,000		20,000	2,603,000		0
Pro forma revenues	26,989,000	59,074,000		20,949,000	177,222,000		160,534,000	146,821,000		114,081,000
Pro forma net income (loss) attributable to stockholders	(33,660,000)	(53,842,000)		864,000	(68,300,000)		71,352,000	27,816,000		27,052,000
Future Minimum Payments, October 1, 2013 - December 31, 2013		54,638,000			54,638,000			140,200,000				140,200,000
Future MinimumDirect Financing Lease Payments, October 1, 2013 - December 31, 2013		1,083,000	[4]		1,083,000	[4]
Future Minimum Payments, 2014		217,104,000			217,104,000			140,941,000				140,941,000
Future Minimum Direct Financing Lease Payments, 2014		4,410,000	[4]		4,410,000	[4]
Future Minimum Payments, 2015		213,758,000			213,758,000			141,292,000				141,292,000
Future Minimum Direct Financing Lease Payments, 2015		4,324,000	[4]		4,324,000	[4]
Future Minimum Payments, 2016		209,300,000			209,300,000			141,579,000				141,579,000
Future Minimum Direct Financing Lease Payments, 2016		4,279,000	[4]		4,279,000	[4]
Future Minimum Payments, 2017		198,779,000			198,779,000			138,411,000				138,411,000
Future Minimum Direct Financing Lease Payments, 2017		3,975,000	[4]		3,975,000	[4]
Future Minimum Payments, Thereafter		1,298,718,000			1,298,718,000			955,557,000				955,557,000
Future Minimum Direct Financing Lease Payments, Thereafter		12,258,000	[4]		12,258,000	[4]
Future Minimum Payments, Total		2,192,297,000			2,192,297,000			1,657,980,000				1,657,980,000
Future Minimum Direct Financing Lease Payments, Total		30,329,000	[4]		30,329,000	[4]
Unguaranteed residual value of property		41,859,000			41,859,000
Unearned income		14,739,000			14,739,000
Real Estate Investment Property, at Cost		2,971,050,000			2,971,050,000			1,798,490,000		209,326,000		1,798,490,000	2,300,000
Leases, Acquired-in-Place [Member]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period		10,014,000		56,622,000	117,458,000	[1]	117,797,000	189,182,000		2,177,000
Above Market Leases [Member]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period								1,264,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities Assumed in Period		4,200,000		0	4,200,000	[1]	0
Dollar General [Member]
Concentration Risk, Percentage						[5]	16.90%
Citizens Bank [Member]
Concentration Risk, Percentage						[5]	14.10%
FedEx [Member]
Concentration Risk, Percentage						[5]	13.60%
GE Capital Portfolio [Member]
Number of Properties Acquired					447
Portfolio Acquisitions [Member]
Business Acquisition, Purchase Price Allocation, Land Acquired in Period					202,300,000
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period					502,500,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period					68,300,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities Assumed in Period					4,200,000
Real Estate Investment, Aggregate Purchase Price		826,300,000			826,300,000
Real Estate Investment, Purchase Price Allocation, Direct Financing Leases					57,400,000
Restatement Adjustment [Member]
Merger and other transaction related	42,800,000
Geographic Concentration Risk [Member] | Annual rental income [Member] | Illinois [Member]
Concentration Risk, Percentage								11.20%			[6]
Geographic Concentration Risk [Member] | Annual rental income [Member] | South Carolina [Member]
Concentration Risk, Percentage									[6]	15.20%
Geographic Concentration Risk [Member] | Annual rental income [Member] | Ohio [Member]
Concentration Risk, Percentage									[6]	12.90%
Geographic Concentration Risk [Member] | Annual rental income [Member] | Michigan [Member]
Concentration Risk, Percentage									[6]	17.40%
Customer Concentration Risk [Member] | Annual rental income [Member] | Dollar General [Member]
Concentration Risk, Percentage								12.30%		20.80%
Customer Concentration Risk [Member] | Annual rental income [Member] | Walgreens [Member]
Concentration Risk, Percentage									[7]	11.10%
Customer Concentration Risk [Member] | Annual rental income [Member] | Citizens Bank [Member]
Concentration Risk, Percentage								11.80%		40.80%
Customer Concentration Risk [Member] | Annual rental income [Member] | FedEx [Member]
Concentration Risk, Percentage								10.20%			[7]
Customer Concentration Risk [Member] | Annual rental income [Member] | Home Depot [Member]
Concentration Risk, Percentage									[7]	13.70%
Direct Financing Lease [Member] | GE Capital Portfolio [Member]
Number of Properties Acquired					38
Direct Financing Lease [Member]
Real Estate Investment Property, at Cost		$ 9,900,000			$ 9,900,000
Direct Financing Lease [Member] | GE Capital Portfolio [Member]
Number of Properties Acquired					38

[1]	Excludes 38 properties comprised of $57.4 million of net investments subject to direct financing leases.
[2]	For the year ended December 31, 2011, the amount includes the properties that were contributed in September 2011 in conjunction with the completion of the Company's IPO by the Contributor at amortized cost as well as $17.5 million of properties acquired by the Company following its IPO.
[3]	Buildings, fixtures and improvements have been provisionally allocated for two properties with an aggregate purchase price of $183.9 million pending receipt of the cost segregation analyses on such assets being prepared by a third party specialist.
[4]	38 properties are subject to direct financing leases and, therefore, revenue is recognized as direct financing lease income on the discounted cash flows of the lease payments. Amounts reflected are the cash rent on these respective properties.
[5]	The tenants' annualized rental income was not greater than 10% of total consolidated annualized rental income for all portfolio properties as of the period specified.
[6]	The state's annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.
[7]	The tenants' annualized rental income was not greater than 10% of total annualized rental income for all portfolio properties as of the period specified.